Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - Oil and gas assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 5,387,889	$ 5,817,889
Capital expenditures	275,850	549,343
Property acquisitions		2,636
Transfers from exploration and evaluation assets	8,585	16,204
Change is asset retirement obligations	94,994	23,894
Divestitures		(379)
Property swaps	(1,012)	1,773
Impairment	(2,247,162)	(180,000)
Foreign currency translation	37,263	(118,204)
Depletion	(478,859)	(725,267)
Balance, end of year	3,077,548	5,387,889
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	11,128,297	10,744,533
Capital expenditures	275,850	549,343
Property acquisitions		2,636
Transfers from exploration and evaluation assets	8,585	16,204
Change is asset retirement obligations	94,994	23,894
Divestitures		(2,069)
Property swaps	(1,190)	1,773
Impairment	0	0
Foreign currency translation	(82,860)	(208,017)
Depletion	0	0
Balance, end of year	11,423,676	11,128,297
Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(5,740,408)	(4,926,644)
Capital expenditures	0	0
Property acquisitions		0
Transfers from exploration and evaluation assets	0	0
Change is asset retirement obligations	0	0
Divestitures		1,690
Property swaps	178	0
Impairment	(2,247,162)	(180,000)
Foreign currency translation	120,123	89,813
Depletion	(478,859)	(725,267)
Balance, end of year	$ (8,346,128)	$ (5,740,408)